Accumulated Other Comprehensive Income (Loss) - Components of Accumulated Other Comprehensive Income (Loss) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014		Sep. 30, 2013
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance			$ (1,373)		$ (911)
Other comprehensive income (loss), before reclassifications			19		(248)
Amounts reclassified from other comprehensive income (loss)	(30)	7	24		17
Other comprehensive income (loss)			43	[1]	(231)	[1]
Acquisition of noncontrolling interest					(128)
Ending balance	(1,330)	(1,270)	(1,330)		(1,270)
Unrealized Gain (Loss) on Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance			49		(41)
Other comprehensive income (loss), before reclassifications			(181)		89
Amounts reclassified from other comprehensive income (loss)			(13)		(30)
Other comprehensive income (loss)			(194)	[1]	59	[1]
Acquisition of noncontrolling interest					1
Ending balance	(145)	19	(145)		19
Change in Retirement Plans' Funded Status [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance			(826)		(810)
Other comprehensive income (loss), before reclassifications			5		(5)
Amounts reclassified from other comprehensive income (loss)			37		48
Other comprehensive income (loss)			42	[1]	43	[1]
Acquisition of noncontrolling interest					(107)
Ending balance	(784)	(874)	(784)		(874)
Foreign Currency Translation [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance			(574)		(70)
Other comprehensive income (loss), before reclassifications			223		(317)
Amounts reclassified from other comprehensive income (loss)
Other comprehensive income (loss)			223	[1]	(317)	[1]
Acquisition of noncontrolling interest					(12)
Ending balance	(351)	(399)	(351)		(399)
Unrealized Gain (Loss) on Available for Sale Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance					2
Other comprehensive income (loss), before reclassifications
Amounts reclassified from other comprehensive income (loss)					(1)
Other comprehensive income (loss)				[1]	(1)	[1]
Acquisition of noncontrolling interest
Ending balance		1			1
Share of Other Comprehensive Income (Loss) of Entities Using the Equity Method [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance			(22)		8
Other comprehensive income (loss), before reclassifications			(28)		(15)
Amounts reclassified from other comprehensive income (loss)
Other comprehensive income (loss)			(28)	[1]	(15)	[1]
Acquisition of noncontrolling interest					(10)
Ending balance	$ (50)	$ (17)	$ (50)		$ (17)

[1]	Excluded from the table above is other comprehensive income (loss) allocated to noncontrolling interests of $(3) and $(16) for the nine months ended September 30, 2014 and 2013, respectively.